BASIC AND DILUTED NET LOSS PER SHARE	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 8:- BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the net loss per share for the period presented:

	Three Months Ended March 31,
	2026	2025
Numerator:

Net Loss	$(26,199)	$(12,642)

Denominator:

	215,511,076	185,534,529

The following potential ordinary shares have been excluded from the calculation of diluted net loss per share for the period presented due to their anti-dilutive effect:

a.	39,252,723 warrants, 33,875,772 outstanding options to purchase ordinary shares and unvested RSUs and PSUs as of March 31, 2026.

b.	39,252,723 warrants, 2,402,178 sponsors earnout shares, 26,033,822 outstanding options to purchase ordinary shares and unvested RSUs as of March 31, 2025.